Operating Lease - Schedule of Leases by Balance Sheet Location (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating lease right-of-use assets	$ 564,808	$ 353,471
Liabilities
Operating lease liability - current	284,100	192,159
Operating lease liability - non-current	282,454	161,886
Total lease liabilities	$ 566,554	$ 354,045